Financial Instruments - Financial derivatives - Hedging derivative financial instruments (Details) € in Millions, $ in Millions			12 Months Ended
	Jun. 28, 2022 EUR (€)	Oct. 05, 2021 EUR (€) item	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 28, 2022 USD ($)	Oct. 05, 2021 USD ($)
Financial instruments
Opening balance			€ 1	€ 15
Changes in fair value recognized in equity			(1)	(2)
Transfer to profit or loss			32	27
Tax effect				(1)
Collections / Payments			(37)	(38)
Closing balance			(5)	1
Cross currency interest rate swap
Financial instruments
Net financial income from fair value changes, derivatives			4
Cash flow hedges | Cross currency interest rate swap
Financial instruments
Number of cross currency interest-rate swap | item		3
Nominal value | $						$ 500
Cash flow hedges | Euro loan | Cross currency interest rate swap
Financial instruments
Number of cross currency interest-rate swap	1
Nominal value | $					$ 205
Hedged item, liabilities	€ 194	€ 432
Interest rate	3.1046%	3.78%			3.1046%	3.78%
Interest rate on hedging instrument	4.75%	4.75%			4.75%	4.75%
Hedging instrument, assets | $					$ 205	$ 500
Forward exchange rate contracts outside of hedging relationships | Financial assets at fair value through profit or loss
Financial instruments
Net financial income from fair value changes, derivatives			€ 35	€ (16)